FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2013 Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition			$ (31,934)	$ (50,927)	$ (2,600)
Operational gain (loss) recognized in earnings	(33,614)	5,024	(31,707)	18,993	(2,015)
Payment for Hycet (reimbursment)			108
Net carrying value			$ (63,533)	$ (31,934)	$ (4,615)